LEASES OF RENTAL PROPERTIES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Effective Date	Jul. 01, 2010
Termination Date	Dec. 31, 2015
Lease term	5 years with 2 tenant renewal options for 5 years each
Rent expense for the Fiscal Year	$ 90,338		$ 90,338
Minimum 5 Year Lease Payments
Fiscal year ended March 31, 2014	83,259	[1]
Fiscal year ended March 31, 2015	85,344	[1]
Fiscal year ended March 31, 2016	87,363	[1]
Fiscal year ended March 31, 2017	89,112	[1]
Fiscal year ended March 31, 2018	90,894	[1]
Total Minimum 5 year lease payments	$ 435,972	[1]

[1]	Minimum lease payments are exclusive of additional expenses related to certain expenses incurred in the operation and maintenance of the premises, including, without limitation, real estate taxes and common area charges which may be due under the terms and conditions of the lease, but which are not quantifiable at the time of filing of this annual report on Form 10-K